Commitments and contingencies (Parenthetical) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Monthly rent expense to Honesty Group	$ 6
SGOCO (Fujian) [Member]
Entity Information [Line Items]
Registered capital	2,200
Registered capital paid to subsidiary	450
Beijing Sgoco [Member]
Entity Information [Line Items]
Registered capital	500
Registered capital paid to subsidiary	$ 301